Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (19,202)	$ (5,198)	$ (81,508)	$ (20,926)
Net loss per share attributable to common stockholders:
Basic and diluted	137,908,690	104,059,652	113,184,357	100,114,664
Basic and diluted	$ (0.14)	$ (0.05)	$ (0.72)	$ (0.21)
Basic and diluted net loss per share	$ (0.14)	$ (0.05)
Earn-outs, up to an aggregate	62,564,533	13,457,486	65,628,258	10,066,610